Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	General Money Market Fund, Inc.
Entity Central Index Key	0000353560
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000157127 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Premier Shares
Trading Symbol	GMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares*	$22	0.22%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.22%	[1]
Material Change Date	Jul. 01, 2025
Net Assets	$ 1,877,000,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,011,203
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$1,877	90	$4,011,203

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt and/or assume the other expenses, including shareholder service fees (excluding management fee and brokerage commissions) of the Fund’s Premier Shares. To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
  Effective July 1, 2025, the Adviser has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt and/or assume the other expenses, including shareholder service fees (excluding management fee and brokerage commissions) of the Fund’s Premier Shares. To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
Effective July 1, 2025, the Adviser has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000266 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Service Shares
Trading Symbol	GMBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$101	0.99%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 101	[2]
Expense Ratio, Percent	0.99%	[2]
Material Change Date	Jul. 01, 2025
Net Assets	$ 1,877,000,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,011,203
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$1,877	90	$4,011,203

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview
C000000265 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Money Market Fund
Class Name	Wealth Shares
Trading Symbol	GMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Money Market Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$50	0.49%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 50	[3]
Expense Ratio, Percent	0.49%	[3]
Material Change Date	Jul. 01, 2025
Net Assets	$ 1,877,000,000
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,011,203
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$1,877	90	$4,011,203

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt and/or assume the other expenses of the Fund’s Wealth Shares (excluding management fee, brokerage commissions and shareholder services fee). To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
  Effective July 1, 2025, the Adviser has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
Effective July 1, 2025, BNY Mellon Investment Adviser, Inc. (the “Adviser”) has agreed to waive receipt and/or assume the other expenses of the Fund’s Wealth Shares (excluding management fee, brokerage commissions and shareholder services fee). To the extent that it is necessary for the Adviser to waive receipt of its fee or reimburse the Fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the Fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time.
Effective July 1, 2025, the Adviser has agreed to waive receipt of a portion of its management fee in the amount of .02% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated March 31, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.